CONSOLIDATED CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Condensed Balance Sheets Parenthetical
Allowance for doubtful accounts	$ 111,106	$ 2,065,683
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized shares	50,000,000	50,000,000
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized shares	150,000,000	150,000,000
Common stock, issued shares	16,775,113	16,775,113
Common stock, outstanding shares	16,775,113	16,775,113